Income Taxes - Schedule of Income (Loss) Before Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Domestic	$ 300	$ 2,221
Foreign	(423)	(509)
Income (loss) before provision for income taxes	$ (123)	$ 1,712